Document and Entity Information	Nov. 02, 2026
Cover [Abstract]
Entity Registrant Name	SBA COMMUNICATIONS CORP
Amendment Flag	false
Entity Central Index Key	0001034054
Document Type	8-K
Document Period End Date	Nov. 02, 2026
Entity Incorporation State Country Code	FL
Entity File Number	001-16853
Entity Tax Identification Number	65-0716501
Entity Address, Address Line One	8051 Congress Avenue
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33487
City Area Code	(561)
Local Phone Number	995-7670
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, $0.01 par value per share
Trading Symbol	SBAC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false